Business Combinations (Tables)	12 Months Ended
Oct. 31, 2022
NuLeaf Naturals, LLC
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	35,527
35,527
Purchase price allocation
Cash	564
Accounts receivable	216
Other receivables	21
Inventory	2,058
Prepaid expenses	305
Property, plant and equipment	4,190
Right of use asset	3,144
Intangible assets - software	211
Intangible assets - brand	10,168
Goodwill	28,622
Accounts payable and accrued liabilities	(6,140)
Lease liabilities	(2,984)
Deferred tax liability	(3,122)
Non-controlling interest	(1,726)
35,527

Bud Room Inc
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	3,738
Working Capital Adjustment	12
3,750
Purchase price allocation
Cash	63
Inventory	40
Prepaid expenses	31
Property and equipment	120
Right of use asset	200
Goodwill	3,707
Lease liability	(365)
Accounts payable and accrued liabilities	(46)
3,750

2080791 Alberta Ltd.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	200
Common shares	2,203
2,403
Purchase price allocation
Cash	250
Inventory	182
Prepaid expenses	8
Property and equipment	161
Right of use asset	160
Goodwill	1,830
Accounts payable and accrued liabilities	(28)
Lease liability	(160)
2,403

Crossroads Cannabis
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	2,189
2,189
Purchase price allocation
Cash	3
Inventory	284
Property and equipment	606
Right of use assets	751
Goodwill	1,296
Lease liabilities	(751)
2,189

Ontario Lottery Winner
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	176
Loan Receivable - Settlement	3,463
3,639
Purchase price allocation
Cash and cash equivalents	12
Inventory	426
Prepaid Expenses	2
Property and equipment	512
Goodwill	2,687
3,639

Bud Heaven
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash True-up Payable	992
Common Shares	1,986
2,978
Purchase price allocation
Cash	41
Inventory	102
Trade and other receivables	13
Prepaid Expenses	37
Property and equipment	240
Right-of-use-assets	250
Goodwill	2,657
Accounts payable and accrued liabilities	(112)
Lease Liabilities	(250)
2,978

Kensington
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	160
Loan Receivable - Settlement	523
683
Purchase price allocation
Cash	3
Inventory	21
Property and equipment	185
Goodwill	474
683

Halo Kushbar
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Note Receivable - Settled	810
Working Capital Adjustment	109
919
Purchase price allocation
Cash	160
Trade and other receivables	37
Inventory	205
Prepaid Expenses	14
Property and equipment	530
Right-of-use assets	718
Accounts payable and accrued liabilities	(27)
Lease liabilities	(718)
919

Choom
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	100
Common Shares	3,940
4,040
Purchase price allocation
Inventory	190
Property and equipment	962
Right-of-use assets	2,520
Goodwill	2,861
Intangible Asset - Business Licenses Rights	27
Lease liabilities	(2,520)
4,040

Meta Growth Corp.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	35,290
Conversion feature of convertible debt	9,008
Warrants	2,739
Options	86
Restricted stock units	154
47,277
Purchase price allocation
Cash and cash equivalents	10,209
Trade and other receivables	2,015
Inventory	3,547
Prepaid expenses	2,479
Marketable securities	635
Notes receivable	262
Property and equipment	6,849
Loan receivable	756
Intangible assets - license	30,900
Right of use asset	12,490
Goodwill	32,247
Non-controlling interest	(1,821)
Accounts payable and accrued liabilities	(6,336)
Deferred tax liability	(1,933)
Lease liability	(12,887)
Convertible debenture	(18,809)
Notes payable	(13,326)
47,277

Smoke Cartel, Inc.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	2,512
Common shares	8,396
Contingent consideration	1,319
12,227
Purchase price allocation
Cash and cash equivalents	1,680
Intangible assets - Brand	3,820
Intangible assets - Software	7,217
Goodwill	2,594
Accounts payable and accrued liabilities	(1,093)
Deferred tax liability	(1,991)
12,227

2686068 Ontario Inc.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	5,980
5,980
Purchase price allocation
Cash and cash equivalents	3
Inventory	120
Property and equipment	274
Intangible assets - license	5,627
Right of use asset	1,148
Goodwill	1,611
Lease liability	(1,148)
Accounts payable and accrued liabilities	(164)
Deferred tax liability	(1,491)
5,980

Fab Nutrition, LLC (FABCBD)
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	15,193
Common Shares	3,752
18,945
Purchase price allocation
Cash	642
Accounts receivable	125
Inventory	403
Property and equipment	22
Intangible assets - brand	7,801
Goodwill	13,897
Accounts payable and accrued liabilities	(552)
Deferred tax liability	(2,131)
Non-controlling interest	(1,262)
18,945

DHC Supply LLC.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	4,045
Common Shares	7,767
11,812
Purchase price allocation
Cash	1,054
Trade and other receivables	66
Inventory	1,270
Prepaid expenses	18
Property and equipment	10
Intangible assets - brand	2,671
Goodwill	8,201
Right of use asset	592
Lease liability	(592)
Accounts payable and accrued liabilities	(1,478)
11,812

102105699 Saskatchewan Ltd.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	698
Common Shares	2,018
2,716
Purchase price allocation
Cash	7
Trade and other receivables	7
Inventory	46
Prepaid expenses	55
Property and equipment	136
Intangible assets - license	879
Goodwill	1,966
Right of use asset	691
Lease liability	(691)
Accounts payable and accrued liabilities	(143)
Deferred tax liability	(237)
2,716

DankStop
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common Shares	5,013
5,013
Purchase price allocation
Cash	115
Inventory	160
Prepaid expenses	158
Property and equipment	69
Intangible assets - brand	1,375
Goodwill	4,384
Right of use asset	299
Lease liability	(299)
Accounts payable and accrued liabilities	(863)
Deferred tax liability	(385)
5,013

Enigmaa Ltd. (Blessed CBD)
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	7,165
Common Shares	4,432
Working capital adjustment	1,086
12,683
Purchase price allocation
Cash	2,155
Trade and other receivables	472
Inventory	293
Property and equipment	19
Intangible asset - brand	4,220
Goodwill	8,889
Accounts payable and accrued liabilities	(1,530)
Deferred tax liability	(971)
Non-controlling interest	(864)
12,683